Vector Variable Annuity
                           Vector II Variable Annuity

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C

                       Supplement dated December 29, 2008,
                        to Prospectuses Dated May 1, 2008

This supplement will alter the prospectuses listed above in the following manner:

On page two of the prospectus the following portfolio name change was made effective December 24, 2008.

Critical Math Portfolio changed to Adaptive Allocation Portfolio

Under "Investment Policies Of The Funds' Portfolios" the following name change was made effective December 24, 2008.

Critical Math Portfolio changed to Adaptive Allocation Portfolio

In the first paragraph following this section "Investment Policies Of The Funds' Portfolios" the following change was made.

Critical Math Advisors LLC manages the Adaptive Allocation Portfolio of the Northern Lights Variable Trust.